Common Stock and Additional Paid-in Capital (Tables)	6 Months Ended
Jun. 30, 2014
Common Stock and Additional Paid-in Capital [Abstract]
Shareholders' equity
	Number of non vested shares	Weighted average grant date fair value per non vested shares

Balance December 31, 2013	239,867	17.15
Granted	153,700	17.79
Forfeited	(26,850)	16.49
Balance June 30, 2014	366,717	$17.47